Segment Information, Geographic Data, and Significant Customers	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 12.  Segment Information, Geographic Data, and Significant Customers

Operating segments are defined as component of the Company’s business for which separate financial information is available that is evaluated by the Company’s chief operating decision maker in deciding how to allocate resources and assessing performance. The Company presently has only one operating segment.

Revenue by geographic areas for the years ended December 31, 2013 and 2012, are as follows:

	Year Ended December 31,
	2013	2012

United States	$105,251	$495,547
International:
Canada	165,329	—
Asia Pacific(1)	979,437	43,470
Europe	54,730	47,159

Total revenue	$1,304,747	$586,176

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(1)  Sales to Asia Pacific in 2013 included approximately $647,000 to Japan and $330,000 to China.

Revenues are attributed to geographical areas based on where the Company’s products are shipped.

Long-lived assets by geographic areas as of December 31, 2013 and 2012, are as follows:

	2013	2012

United States	$250,295	$690,454
Malaysia	—	183,608
Europe	19,323	—

Total long-lived assets	$269,618	$874,062

Customers accounting for more than 10% of either total revenues during the years ended December 31, 2013 or 2012, or accounts receivable as at December 31, 2013 or 2012, are tabulated as follows:

	Revenues, Year Ended December 31,				Accounts Receivable, December 31,
	2013		2012		2013		2012

Customer A	$458,333	35%	$—	—	$—	—	$—	—
Customer B	$191,271	15%	$—	—	$65,600	18%	$—	—
Customer C	$188,552	14%	$—	—	$19,646	5%	$—	—
Customer D	$162,779	12%	$—	—	$170,071	46%	$—	—
Customer E	$138,328	11%	$—	—	$17,808	5%	$—	—
Customer F	$13,486	1%	$146,000	25%	$7,625	2%	$140,000	45%
Customer G	$—	—	$131,465	22%	$—	—	$—	—
Customer H	$9,939	1%	$124,473	21%	$—	—	$150,145	49%